UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2011

1.799846.107

ANIF-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.4%
Autoliv, Inc.	223,500	$ 16,590
Gentex Corp.	657,500	19,889
Lear Corp.	90,800	4,437
TRW Automotive Holdings Corp. (a)	504,000	27,760
		68,676
Automobiles - 0.7%
Ford Motor Co. (a)	3,277,400	48,866
Geely Automobile Holdings Ltd.	2,675,000	994
General Motors Co.	18,300	568
Honda Motor Co. Ltd. sponsored ADR (d)	243,000	9,115
Hyundai Motor Co.	176,032	32,590
Porsche Automobil Holding SE rights 4/12/11 (a)	9,994	87
Tesla Motors, Inc. (a)(d)	658,900	18,252
Toyota Motor Corp.	75,300	2,989
		113,461
Diversified Consumer Services - 0.1%
Ambow Education Holding Ltd. ADR (d)	284,120	2,259
Anhanguera Educacional Participacoes SA	306,744	7,511
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	3,600	360
Weight Watchers International, Inc.	78,400	5,496
		15,626
Hotels, Restaurants & Leisure - 4.8%
Ajisen (China) Holdings Ltd.	3,104,000	5,986
Chipotle Mexican Grill, Inc. (a)	582,628	158,690
Galaxy Entertainment Group Ltd. (a)(d)	6,529,000	9,501
Genting Bhd	771,500	2,814
Hyatt Hotels Corp. Class A (a)	31,100	1,339
InterContinental Hotel Group PLC	395,000	8,092
InterContinental Hotel Group PLC ADR (d)	146,700	3,041
Las Vegas Sands Corp. (a)	1,031,922	43,568
Little Sheep Group Ltd.	5,812,000	3,863
Marriott International, Inc. Class A	506,690	18,028
McDonald's Corp.	4,713,327	358,637
Sands China Ltd. (a)	5,054,400	11,280
Starbucks Corp.	2,962,363	109,459
Tim Hortons, Inc. (Canada)	1,987,400	90,117
Wynn Macau Ltd.	780,000	2,176
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Wynn Resorts Ltd.	136,300	$ 17,344
Yum! Brands, Inc.	34,500	1,773
		845,708
Household Durables - 0.1%
iRobot Corp. (a)	91,682	3,015
Tempur-Pedic International, Inc. (a)	341,325	17,292
		20,307
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	1,201,800	216,480
ASOS PLC (a)	62,600	1,715
Liberty Media Corp. Interactive Series A (a)	100,900	1,618
Ocado Group PLC (a)(d)	4,956,900	18,123
Priceline.com, Inc. (a)	247,700	125,445
		363,381
Media - 3.8%
DIRECTV (a)	1,151,056	53,869
Discovery Communications, Inc. (a)	2,802,600	111,824
DreamWorks Animation SKG, Inc. Class A (a)	45,424	1,269
Legend Pictures LLC (g)	5,533	4,150
Liberty Global, Inc. Class A (a)(d)	44,300	1,834
Liberty Media Corp.:
Capital Series A (a)	158,232	11,657
Starz Series A (a)	159,890	12,407
Naspers Ltd. Class N	491,528	26,448
ReachLocal, Inc. (d)	148,034	2,961
Scripps Networks Interactive, Inc. Class A	1,072,900	53,742
The Walt Disney Co.	8,945,180	385,448
The Weinstein Co. III Holdings, LLC Class A-1 (a)(g)	2,267	850
Virgin Media, Inc.	223,500	6,211
		672,670
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	1,838,500	102,074
Dollarama, Inc. (a)	285,400	8,747
Dollarama, Inc. (a)(f)	229,600	7,037
Marisa Lojas SA	61,100	952
		118,810
Specialty Retail - 2.1%
AutoZone, Inc. (a)	46,300	12,666
Bed Bath & Beyond, Inc. (a)	595,400	28,740
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Fourlis Holdings SA	527,400	$ 4,483
O'Reilly Automotive, Inc. (a)	296,400	17,031
Ross Stores, Inc.	892,073	63,444
Sally Beauty Holdings, Inc. (a)	204,146	2,860
Tiffany & Co., Inc.	27,500	1,690
TJX Companies, Inc.	4,532,500	225,401
Tractor Supply Co.	42,500	2,544
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	237,602	11,436
		370,295
Textiles, Apparel & Luxury Goods - 1.6%
Burberry Group PLC	1,117,100	21,031
China Hongxing Sports Ltd.	6,000,000	547
Coach, Inc.	169,400	8,816
Deckers Outdoor Corp. (a)	43,200	3,722
NIKE, Inc. Class B	2,594,000	196,366
Polo Ralph Lauren Corp. Class A	264,200	32,668
Under Armour, Inc. Class A (sub. vtg.) (a)	121,600	8,275
		271,425
TOTAL CONSUMER DISCRETIONARY		2,860,359
CONSUMER STAPLES - 4.9%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	261,721	14,915
Boston Beer Co., Inc. Class A (a)	42,100	3,899
C&C Group PLC	36,453	165
Dr Pepper Snapple Group, Inc.	244,500	9,086
The Coca-Cola Co.	5,523,187	366,463
Tsingtao Brewery Co. Ltd. (H Shares)	302,000	1,440
		395,968
Food & Staples Retailing - 0.5%
Bim Birlesik Magazalar AS JSC	84,000	2,828
China Resources Enterprise Ltd.	1,890,000	7,678
Costco Wholesale Corp.	678,900	49,777
Droga Raia SA	343,000	5,357
Eurocash SA	156,000	1,713
Shoprite Holdings Ltd.	106,800	1,638
Wal-Mart de Mexico SA de CV Series V	3,727,800	11,164
Whole Foods Market, Inc.	134,200	8,844
		88,999
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.6%
Diamond Foods, Inc. (d)	304,718	$ 17,003
Green Mountain Coffee Roasters, Inc. (a)	315,300	20,372
Kraft Foods, Inc. Class A	48,400	1,518
Mead Johnson Nutrition Co. Class A	20,700	1,199
Nestle SA	99,813	5,721
Shenguan Holdings Group Ltd.	2,320,000	2,714
Tingyi (Cayman Islands) Holding Corp.	1,774,000	4,338
TreeHouse Foods, Inc. (a)	608,893	34,628
Want Want China Holdings Ltd.	16,664,000	13,089
		100,582
Household Products - 1.0%
Colgate-Palmolive Co.	1,635,900	132,115
Procter & Gamble Co.	640,567	39,459
		171,574
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	957,600	92,274
Nu Skin Enterprises, Inc. Class A	388,100	11,158
		103,432
Tobacco - 0.0%
Philip Morris International, Inc.	26,739	1,755
TOTAL CONSUMER STAPLES		862,310
ENERGY - 7.9%
Energy Equipment & Services - 1.1%
Carbo Ceramics, Inc.	14,200	2,004
FMC Technologies, Inc. (a)	91,300	8,626
Halliburton Co.	289,000	14,404
Schlumberger Ltd.	1,700,700	158,607
Seadrill Ltd.	276,800	10,007
Weatherford International Ltd. (a)	72,848	1,646
		195,294
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	1,631,400	133,644
Apache Corp.	384,661	50,360
BG Group PLC	730,939	18,180
Birchcliff Energy Ltd. (a)	1,304,400	16,357
Canadian Natural Resources Ltd.	1,346,900	66,588
Chesapeake Energy Corp.	210,500	7,056
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cimarex Energy Co.	136,400	$ 15,719
Clean Energy Fuels Corp. (a)(d)	354,400	5,805
Concho Resources, Inc. (a)	965,600	103,609
Concho Resources, Inc. (a)(g)	123,780	13,282
Continental Resources, Inc. (a)	500,200	35,749
Crescent Point Energy Corp. (d)	427,000	20,718
EOG Resources, Inc.	669,900	79,390
EXCO Resources, Inc.	36,699	758
GoviEx Uranium, Inc. (a)(g)	3,477,000	6,954
Gran Tierra Energy, Inc. (a)	400,000	3,226
Green Dragon Gas Ltd. (a)	5,300	68
Gulfport Energy Corp. (a)	112,300	4,060
Ivanhoe Energy, Inc. (a)(d)	992,000	2,793
Ivanhoe Energy, Inc. (a)(f)	772,500	2,175
Newfield Exploration Co. (a)	22,800	1,733
Niko Resources Ltd.	39,400	3,779
Noble Energy, Inc.	3,131,200	302,630
Northern Oil & Gas, Inc. (a)(d)	115,600	3,087
Oasis Petroleum, Inc. (a)	563,600	17,821
Occidental Petroleum Corp.	1,822,100	190,391
OGX Petroleo e Gas Participacoes SA (a)	266,900	3,212
Painted Pony Petroleum Ltd. Class A (a)	323,100	3,795
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR	83,300	3,368
Petroplus Holdings AG	66,777	1,054
Range Resources Corp.	62,500	3,654
Sable Mining Africa Ltd. (a)(e)	47,762,073	17,999
Skope Energy, Inc. (f)	784,000	8,069
Southwestern Energy Co. (a)	119,400	5,131
Sunoco, Inc.	24,500	1,117
TransAtlantic Petroleum Ltd. (a)(f)	918,400	2,841
Tullow Oil PLC	224,800	5,220
Whiting Petroleum Corp. (a)	378,200	27,779
Williams Companies, Inc.	121,100	3,776
		1,192,947
TOTAL ENERGY		1,388,241
FINANCIALS - 10.1%
Capital Markets - 0.8%
Apollo Global Management LLC Class A	90,300	1,625
Bank of New York Mellon Corp.	50,600	1,511
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	378,400	$ 76,062
Charles Schwab Corp.	918,100	16,553
Franklin Resources, Inc.	43,900	5,491
Morgan Stanley	490,200	13,392
T. Rowe Price Group, Inc.	435,000	28,893
		143,527
Commercial Banks - 3.5%
Banco ABC Brasil SA	136,100	1,034
Banco Bradesco SA (PN) sponsored ADR	539,100	11,186
Banco do Brasil SA	230,100	4,165
Banco Macro SA sponsored ADR	43,200	1,729
Bank of Baroda	30,537	695
City National Corp.	16,900	964
HDFC Bank Ltd. sponsored ADR	47,200	8,021
Itau Unibanco Banco Multiplo SA ADR (f)	2,710,800	65,195
Itau Unibanco Banco Multiplo SA Sponsored ADR	624,770	15,026
M&T Bank Corp.	192,700	17,048
PNC Financial Services Group, Inc.	286,890	18,071
PT Bank Central Asia Tbk	9,404,000	7,506
Royal Bank of Canada	82,700	5,116
Standard Chartered PLC (United Kingdom)	1,607,710	41,688
State Bank of India	55,858	3,468
The Toronto-Dominion Bank (d)	40,600	3,592
U.S. Bancorp, Delaware	374,200	9,890
Wells Fargo & Co.	12,280,485	389,291
		603,685
Consumer Finance - 0.0%
American Express Co.	33,700	1,523
Credit Acceptance Corp. (a)	38,700	2,746
		4,269
Diversified Financial Services - 1.7%
Citigroup, Inc. (a)	39,858,600	176,175
ING Groep NV (Certificaten Van Aandelen) unit (a)	804,300	10,206
JPMorgan Chase & Co.	2,425,017	111,793
MSCI, Inc. Class A (a)	120,861	4,450
NBH Holdings Corp. Class A (a)(f)	10,500	181
		302,805
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 3.8%
ACE Ltd.	27,500	$ 1,779
Admiral Group PLC	1,600,100	39,874
AIA Group Ltd.	3,227,800	9,938
Berkshire Hathaway, Inc. Class A (a)	3,701	463,735
Fairfax Financial Holdings Ltd. (sub. vtg.)	34,700	13,115
MetLife, Inc.	960,000	42,941
Prudential Financial, Inc.	335,800	20,679
The Chubb Corp.	914,900	56,093
The Travelers Companies, Inc.	199,700	11,878
		660,032
Real Estate Investment Trusts - 0.0%
Equity Residential (SBI)	31,400	1,771
Simon Property Group, Inc.	11,172	1,197
		2,968
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	1,843,850	19,199
CB Richard Ellis Group, Inc. Class A (a)	184,000	4,913
Jones Lang LaSalle, Inc.	17,400	1,735
		25,847
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	508,500	14,599
TOTAL FINANCIALS		1,757,732
HEALTH CARE - 8.4%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	521,200	51,432
Amarin Corp. PLC ADR (a)	850,000	6,205
ARIAD Pharmaceuticals, Inc. (a)	2,084,372	15,674
ArQule, Inc. (a)	1,227,500	8,789
AVEO Pharmaceuticals, Inc.	140,100	1,876
Biogen Idec, Inc. (a)	752,500	55,226
BioMarin Pharmaceutical, Inc. (a)	131,900	3,315
Celgene Corp. (a)	127,300	7,324
Gilead Sciences, Inc. (a)	4,655,000	197,558
Human Genome Sciences, Inc. (a)	571,800	15,696
Incyte Corp. (a)(d)	622,800	9,871
Pharmasset, Inc. (a)	40,000	3,148
RXi Pharmaceuticals Corp. (a)(d)	571,429	789
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	$ 138
Targacept, Inc. (a)	1,118,700	29,746
Theravance, Inc. (a)	111,600	2,703
United Therapeutics Corp. (a)	280,200	18,779
Vertex Pharmaceuticals, Inc. (a)	73,400	3,518
		431,787
Health Care Equipment & Supplies - 0.9%
C. R. Bard, Inc.	78,199	7,766
Cyberonics, Inc. (a)	272,600	8,671
Edwards Lifesciences Corp. (a)	562,397	48,929
Gen-Probe, Inc. (a)	117,400	7,789
Hill-Rom Holdings, Inc.	941,119	35,744
I-Pulse, Inc. (a)	58,562	94
ICU Medical, Inc. (a)	82,500	3,612
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	3,792,000	10,822
St. Jude Medical, Inc.	351,900	18,038
superDimension Ltd. warrants 6/16/20 (a)	1,656	0
Varian Medical Systems, Inc. (a)	246,600	16,680
Volcano Corp. (a)	68,633	1,757
		159,902
Health Care Providers & Services - 0.8%
Accretive Health, Inc.	65,547	1,820
Diagnosticos da America SA	234,000	3,010
Express Scripts, Inc. (a)	243,100	13,519
HealthSouth Corp. (a)	68,800	1,719
HMS Holdings Corp. (a)	141,700	11,598
IPC The Hospitalist Co., Inc. (a)	9,000	409
Laboratory Corp. of America Holdings (a)	18,900	1,741
McKesson Corp.	34,633	2,738
Medco Health Solutions, Inc. (a)	836,500	46,978
Molina Healthcare, Inc. (a)	62,625	2,505
UnitedHealth Group, Inc.	990,400	44,766
Wellcare Health Plans, Inc. (a)	51,400	2,156
		132,959
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	139,700	2,932
Cerner Corp. (a)	526,873	58,588
Quality Systems, Inc. (d)	356,000	29,669
		91,189
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc. (a)	823,700	$ 36,885
Fluidigm Corp. (g)	112,607	1,450
Life Technologies Corp. (a)	52,500	2,752
Mettler-Toledo International, Inc. (a)	704,200	121,122
Sequenom, Inc. (a)	25,369	161
Waters Corp. (a)	661,700	57,502
		219,872
Pharmaceuticals - 2.5%
Abbott Laboratories	1,175,128	57,640
AstraZeneca PLC (United Kingdom)	814,796	37,420
Bayer AG	79,815	6,178
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	205,500	7,665
Forest Laboratories, Inc. (a)	115,500	3,731
Lupin Ltd.	300,019	2,806
MAP Pharmaceuticals, Inc. (a)	599,800	8,271
Novartis AG sponsored ADR	47,100	2,560
Novo Nordisk AS Series B	821,920	103,180
Perrigo Co.	545,000	43,338
Pfizer, Inc.	518,219	10,525
Piramal Healthcare Ltd.	7,377	69
Shire PLC	1,250,200	36,277
Teva Pharmaceutical Industries Ltd. sponsored ADR	675,400	33,885
The Medicines Company (a)	559,300	9,111
Valeant Pharmaceuticals International, Inc. (Canada)	1,389,606	69,358
ViroPharma, Inc. (a)	88,600	1,763
Warner Chilcott PLC	105,700	2,461
		436,238
TOTAL HEALTH CARE		1,471,947
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	97,700	3,417
GeoEye, Inc. (a)	56,100	2,333
Goodrich Corp.	35,300	3,019
TransDigm Group, Inc. (a)	44,300	3,714
United Technologies Corp.	202,700	17,159
		29,642
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,115,272	$ 82,675
Expeditors International of Washington, Inc.	227,600	11,412
		94,087
Airlines - 0.0%
Southwest Airlines Co.	136,500	1,724
Commercial Services & Supplies - 0.6%
APAC Customer Services, Inc. (a)	1,221,825	7,343
Edenred (a)	394,300	11,895
Iron Mountain, Inc.	35,919	1,122
Stericycle, Inc. (a)	657,215	58,275
Swisher Hygiene, Inc. (a)	95,800	586
Swisher Hygiene, Inc. (a)(g)	1,395,310	7,717
Waste Connections, Inc.	476,600	13,721
		100,659
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	18,300	941
Electrical Equipment - 0.9%
American Superconductor Corp. (a)(d)	91,100	2,266
Cooper Industries PLC Class A	742,845	48,211
Emerson Electric Co.	130,200	7,608
Fushi Copperweld, Inc. (a)	699,600	5,611
GrafTech International Ltd. (a)	280,800	5,793
II-VI, Inc. (a)	41,780	2,079
Polypore International, Inc. (a)	532,863	30,682
Rockwell Automation, Inc.	174,200	16,488
Roper Industries, Inc.	309,700	26,777
Sensata Technologies Holding BV	486,600	16,900
		162,415
Industrial Conglomerates - 0.0%
3M Co.	55,000	5,143
Hutchison Whampoa Ltd.	146,000	1,729
		6,872
Machinery - 2.3%
AGCO Corp. (a)	65,300	3,590
Caterpillar, Inc.	454,600	50,620
China Automation Group Ltd.	6,762,000	5,251
Cummins, Inc.	451,600	49,504
Danaher Corp.	2,355,254	122,238
Deere & Co.	311,100	30,142
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Donaldson Co., Inc.	55,900	$ 3,426
Dover Corp.	325,900	21,425
Gardner Denver, Inc.	23,500	1,834
Komatsu Ltd.	436,000	14,810
Nordson Corp.	271,400	31,227
PACCAR, Inc.	542,123	28,380
Pall Corp.	457,400	26,351
Rotork PLC	55,900	1,565
Tata Motors Ltd. sponsored ADR (d)	224,400	6,236
WABCO Holdings, Inc. (a)	25,800	1,590
		398,189
Professional Services - 0.2%
IHS, Inc. Class A (a)	212,895	18,894
Nielsen Holdings B.V. (a)	355,600	9,711
Robert Half International, Inc.	128,300	3,926
SEEK Ltd.	1,250,000	8,739
		41,270
Road & Rail - 1.6%
Canadian National Railway Co.	1,037,500	78,265
CSX Corp.	1,076,300	84,597
Localiza Rent A Car SA	573,000	9,195
Norfolk Southern Corp.	133,000	9,213
Union Pacific Corp.	925,700	91,024
		272,294
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A (a)(f)	320,800	6,737
Mills Estruturas e Servicos de Engenharia SA	112,000	1,231
Noble Group Ltd.	8,182,000	13,891
W.W. Grainger, Inc.	172,400	23,736
		45,595
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	14,600	14
TOTAL INDUSTRIALS		1,153,702
INFORMATION TECHNOLOGY - 31.2%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)	487,500	34,593
ADTRAN, Inc.	162,500	6,900
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Aruba Networks, Inc. (a)	721,800	$ 24,426
Calix Networks, Inc. (a)	84,334	1,713
F5 Networks, Inc. (a)	536,500	55,029
HTC Corp.	1,951,850	76,335
Juniper Networks, Inc. (a)	1,172,081	49,321
QUALCOMM, Inc.	1,262,551	69,226
Riverbed Technology, Inc. (a)	828,000	31,174
Tekelec (a)	39,100	317
		349,034
Computers & Peripherals - 7.6%
Apple, Inc. (a)	3,170,246	1,104,674
EMC Corp. (a)	4,084,100	108,433
NetApp, Inc. (a)	2,316,115	111,590
		1,324,697
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	2,313,440	125,828
E Ink Holdings, Inc. GDR (a)(f)	89,500	1,447
IPG Photonics Corp. (a)	242,686	13,998
National Instruments Corp.	262,500	8,602
Universal Display Corp. (a)	43,600	2,400
		152,275
Internet Software & Services - 6.9%
Baidu.com, Inc. sponsored ADR (a)	562,400	77,504
Constant Contact, Inc. (a)(d)	405,700	14,159
Demand Media, Inc. (d)	182,582	4,300
eBay, Inc. (a)	2,914,361	90,462
Facebook, Inc. Class B (a)(e)	652,566	16,314
Google, Inc. Class A (a)	1,417,005	830,663
IntraLinks Holdings, Inc.	248,900	6,656
LivePerson, Inc. (a)	656,700	8,301
LogMeIn, Inc. (a)(d)	221,200	9,326
Marchex, Inc. Class B	221,700	1,745
Mercadolibre, Inc.	248,200	20,261
Open Text Corp. (a)	35,500	2,205
OpenTable, Inc. (a)(d)	373,500	39,722
QuinStreet, Inc. (a)	17,300	393
Tencent Holdings Ltd.	2,399,800	58,463
Terremark Worldwide, Inc. (a)	29,600	562
The Knot, Inc. (a)	778,300	9,379
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Velti PLC (a)	341,007	$ 4,293
WebMD Health Corp. (a)	230,036	12,289
		1,206,997
IT Services - 2.5%
Accenture PLC Class A	2,193,300	120,566
Alliance Data Systems Corp. (a)	28,000	2,405
Cognizant Technology Solutions Corp. Class A (a)	1,035,300	84,273
Fidelity National Information Services, Inc.	729,697	23,854
Fiserv, Inc. (a)	272,581	17,096
iGate Corp.	136,010	2,553
International Business Machines Corp.	243,200	39,659
ServiceSource International, Inc.	314,300	3,828
VeriFone Systems, Inc. (a)	237,000	13,023
Visa, Inc. Class A	1,764,200	129,880
		437,137
Semiconductors & Semiconductor Equipment - 6.4%
Altera Corp.	4,030,700	177,431
Analog Devices, Inc.	930,900	36,659
ARM Holdings PLC sponsored ADR (d)	2,188,900	61,661
ASML Holding NV	1,035,400	46,075
Atheros Communications, Inc. (a)	301,386	13,457
Atmel Corp. (a)	2,329,900	31,757
Avago Technologies Ltd.	2,106,900	65,525
Broadcom Corp. Class A	2,868,500	112,962
Cavium Networks, Inc. (a)	599,600	26,940
Cirrus Logic, Inc. (a)	1,011,800	21,278
Cymer, Inc. (a)	213,280	12,067
GT Solar International, Inc. (a)(d)	342,500	3,651
Hittite Microwave Corp. (a)	66,100	4,215
Inphi Corp.	73,000	1,534
KLA-Tencor Corp.	4,100	194
Linear Technology Corp.	1,082,900	36,418
Marvell Technology Group Ltd. (a)	3,510,700	54,591
Maxim Integrated Products, Inc.	843,300	21,588
Micrel, Inc. (d)	1,215,577	16,386
Microchip Technology, Inc. (d)	134,100	5,097
Netlogic Microsystems, Inc. (a)	623,287	26,191
Novellus Systems, Inc. (a)	445,800	16,553
NVIDIA Corp. (a)	2,269,600	41,897
NXP Semiconductors NV	250,000	7,500
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Omnivision Technologies, Inc. (a)	266,800	$ 9,479
ON Semiconductor Corp. (a)	488,000	4,817
Samsung Electronics Co. Ltd.	161,086	136,919
Semtech Corp. (a)	103,700	2,595
Skyworks Solutions, Inc. (a)	2,435,376	78,955
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,242,246	15,131
Texas Instruments, Inc.	229,900	7,945
TriQuint Semiconductor, Inc. (a)	1,478,419	19,086
Xilinx, Inc.	192,300	6,307
		1,122,861
Software - 4.9%
ANSYS, Inc. (a)	134,700	7,299
BMC Software, Inc. (a)	1,265,400	62,941
Check Point Software Technologies Ltd. (a)	1,446,100	73,823
Citrix Systems, Inc. (a)	1,283,400	94,279
Concur Technologies, Inc. (a)	33,100	1,835
Fortinet, Inc. (a)	260,600	11,466
Informatica Corp. (a)	1,123,979	58,705
Intuit, Inc. (a)	1,083,600	57,539
NetSuite, Inc. (a)(d)	175,000	5,089
Oracle Corp.	7,628,950	254,578
QLIK Technologies, Inc.	160,400	4,170
RealPage, Inc.	330,673	9,170
Red Hat, Inc. (a)	369,900	16,790
Rovi Corp. (a)	983,300	52,754
salesforce.com, Inc. (a)	773,200	103,284
SAP AG sponsored ADR (d)	28,700	1,761
Solera Holdings, Inc.	330,200	16,873
SuccessFactors, Inc. (a)	103,900	4,061
TIBCO Software, Inc. (a)	693,600	18,901
Trion World Network, Inc. warrants 8/10/17 (a)(g)	18,952	0
VMware, Inc. Class A (a)	99,500	8,113
		863,431
TOTAL INFORMATION TECHNOLOGY		5,456,432
MATERIALS - 6.2%
Chemicals - 0.4%
Celanese Corp. Class A	41,100	1,824
CF Industries Holdings, Inc.	25,800	3,529
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.	170,000	$ 8,673
Huabao International Holdings Ltd.	12,404,000	19,072
LyondellBasell Industries NV Class A (a)	42,500	1,681
Nalco Holding Co.	49,500	1,352
PPG Industries, Inc.	209,600	19,956
Praxair, Inc.	43,100	4,379
Sherwin-Williams Co.	20,500	1,722
The Mosaic Co.	55,500	4,371
Valspar Corp.	133,400	5,216
		71,775
Containers & Packaging - 0.1%
Ball Corp.	228,000	8,174
Crown Holdings, Inc. (a)	181,800	7,014
Rock-Tenn Co. Class A	123,400	8,558
		23,746
Metals & Mining - 5.7%
Alamos Gold, Inc.	19,800	313
Allied Nevada Gold Corp. (Canada) (a)	466,500	16,578
Anglo American PLC (United Kingdom)	522,700	26,881
AngloGold Ashanti Ltd. sponsored ADR	1,282,700	61,505
Aurizon Mines Ltd. (a)	870,400	6,122
B2Gold Corp. (a)	5,568,000	17,111
B2Gold Corp. (a)(f)	660,000	2,028
BHP Billiton Ltd. sponsored ADR (d)	156,500	15,005
Canaco Resources, Inc. (a)	312,800	1,655
Canaco Resources, Inc. (a)(f)	1,013,500	5,362
Dalradian Resources, Inc. (a)	548,700	1,296
Eldorado Gold Corp.	4,472,503	72,920
Extorre Gold Mines Ltd. (a)	13,000	77
First Quantum Minerals Ltd.	60,000	7,760
Franco-Nevada Corp.	2,005,000	73,588
Franco-Nevada Corp. (f)	126,300	4,635
Franco-Nevada Corp. warrants 6/16/17 (a)(f)	63,150	404
Freeport-McMoRan Copper & Gold, Inc.	917,600	50,973
Fronteer Gold, Inc. (a)	383,500	5,798
Goldcorp, Inc.	2,872,701	143,205
Intrepid Mines Ltd. (Australia) (a)	830,071	1,760
Ivanhoe Australia Ltd. (a)	235,361	811
Ivanhoe Mines Ltd. (a)	5,279,055	144,756
Kinross Gold Corp.	90,258	1,422
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Kinross Gold Corp. warrants 9/17/14 (a)	141,922	$ 395
Kirkland Lake Gold, Inc. (a)	113,500	1,584
Medusa Mining Ltd.	2,405,950	17,418
Molycorp, Inc. (d)	62,100	3,727
New Gold, Inc. (a)	1,869,700	22,000
Newcrest Mining Ltd.	4,059,041	167,167
Osisko Mining Corp. (a)	930,000	13,388
Premier Gold Mines Ltd. (a)	249,900	1,853
Rainy River Resources Ltd. (a)	985,800	10,776
Randgold Resources Ltd. sponsored ADR	566,322	46,178
Romarco Minerals, Inc. (a)	922,400	2,112
San Gold Corp. (a)	1,594,400	4,209
Tahoe Resources, Inc. (f)	1,170,900	23,667
Teck Resources Ltd. Class B (sub. vtg.)	170,800	9,052
Torex Gold Resources, Inc. (a)(d)	1,000,000	1,877
US Gold Corp. (a)	543,200	4,796
Walter Energy, Inc.	26,200	3,548
		995,712
TOTAL MATERIALS		1,091,233
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
China Unicom (Hong Kong) Ltd. sponsored ADR	77,500	1,287
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	942,700	48,851
TIM Participacoes SA sponsored ADR (non-vtg.)	74,100	3,234
Vivo Participacoes SA sponsored ADR	456,100	18,417
		70,502
TOTAL TELECOMMUNICATION SERVICES		71,789
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	3,794,910	9,329
TOTAL COMMON STOCKS (Cost $11,168,538)		16,123,074
Preferred Stocks - 0.3%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Groupon, Inc. (a)	539,680	$ 17,048
Media - 0.1%
Zynga Game Network, Inc. (a)(g)	632,827	17,756
TOTAL CONSUMER DISCRETIONARY		34,804
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (a)(g)	541,260	3,191
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Light Sciences Oncology, Inc. (a)(g)	463,700	1,855
Light Sciences Oncology, Inc. Series B (a)(g)	1,792,115	7,168
		9,023
Health Care Equipment & Supplies - 0.0%
superDimension Ltd.:
Series D, 6.00% (a)(g)	91,600	1,963
Series E, 6.00% (a)(g)	6,622	142
		2,105
TOTAL HEALTH CARE		11,128
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(g)	64,821	316
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(g)	602,295	2,578
Series C-1, 8.00% (a)(g)	47,380	203
		2,781
TOTAL INFORMATION TECHNOLOGY		3,097
TOTAL CONVERTIBLE PREFERRED STOCKS		52,220
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE	9,994	$ 654
Volkswagen AG	11,534	1,870
		2,524
TOTAL PREFERRED STOCKS (Cost $65,765)		54,744
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19 (f) (Cost $220)	$ 220	216
Notes - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Light Sciences Oncology, Inc. convertible note 15% 11/4/11 (g)(h) (Cost $2,511)	2,511	2,511
Money Market Funds - 8.2%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	1,272,247,059	1,272,247
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	151,978,299	151,978
TOTAL MONEY MARKET FUNDS (Cost $1,424,225)		1,424,225
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $12,661,259)		17,604,770
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(120,166)
NET ASSETS - 100%		$ 17,484,604
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,994,000 or 0.7% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $72,086,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	7/20/10	$ 5,607
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Security	Acquisition Date	Acquisition Cost (000s)
Fluidigm Corp.	10/9/07 - 1/6/11	$ 1,992
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Legend Pictures Holdings LLC unit	9/23/10	$ 4,150
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
Light Sciences Oncology, Inc. convertible note 15% 11/4/11	5/4/10 - 2/9/11	$ 2,511
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
superDimension Ltd. Series D, 6.00%	2/27/08 - 5/22/08	$ 1,963
superDimension Ltd. Series E, 6.00%	6/15/10	$ 142
Swisher Hygiene, Inc.	3/22/11	$ 6,977
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Zynga Game Network, Inc.	2/18/11	$ 17,756
*Amount represents less than $1,000.
(h) Includes a Facility Warrant.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 518
Fidelity Securities Lending Cash Central Fund	405
Total	$ 923
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Facebook, Inc. Class B	$ -	$ 16,314	$ -	$ -	$ 16,314
Sable Mining Africa Ltd.	26,460	-	6,964	-	17,999
Total	$ 26,460	$ 16,314	$ 6,964	$ -	$ 34,313
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,897,687	$ 2,846,255	$ 11,081	$ 40,351
Consumer Staples	862,310	847,395	14,915	-
Energy	1,388,241	1,381,287	-	6,954
Financials	1,760,923	1,746,650	11,082	3,191
Health Care	1,483,075	1,293,388	178,465	11,222
Industrials	1,153,702	1,139,248	7,717	6,737
Information Technology	5,459,529	5,440,118	-	19,411
Materials	1,091,233	1,091,233	-	-
Telecommunication Services	71,789	71,789	-	-
Utilities	9,329	9,329	-	-
Corporate Bonds	216	-	216	-
Notes	2,511	-	-	2,511
Money Market Funds	1,424,225	1,424,225	-	-
Total Investments in Securities:	$ 17,604,770	$ 17,290,917	$ 223,476	$ 90,377
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 39,538
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(41)
Cost of Purchases	34,465
Proceeds of Sales	(1,177)
Amortization/Accretion	-
Transfers in to Level 3	17,797
Transfers out of Level 3	(205)
Ending Balance	$ 90,377
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ (41)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $12,810,870,000. Net unrealized appreciation aggregated $4,793,900,000, of which $4,904,282,000 related to appreciated investment securities and $110,382,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For restricted debt and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Contrafund® -
Contrafund
Class K

March 31, 2011

1.799873.107

CON-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 0.3%
Autoliv, Inc. (d)	1,118,600	$ 83,034
Gentex Corp.	2,809,708	84,994
Lear Corp.	427,000	20,867
TRW Automotive Holdings Corp. (a)	145,000	7,987
		196,882
Automobiles - 0.6%
Ford Motor Co. (a)	14,038,900	209,320
Geely Automobile Holdings Ltd.	44,025,000	16,357
General Motors Co.	300,700	9,331
Honda Motor Co. Ltd. sponsored ADR (d)	827,444	31,037
Hyundai Motor Co.	800,181	148,141
Tesla Motors, Inc. (a)(d)	3,079,741	85,309
		499,495
Diversified Consumer Services - 0.1%
Ambow Education Holding Ltd. ADR (d)	1,439,367	11,443
Anhanguera Educacional Participacoes SA	1,739,109	42,587
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	28,838	2,886
Weight Watchers International, Inc.	359,660	25,212
		82,128
Hotels, Restaurants & Leisure - 5.3%
Ajisen (China) Holdings Ltd.	14,768,000	28,478
Chipotle Mexican Grill, Inc. (a)(e)	2,971,480	809,342
Galaxy Entertainment Group Ltd. (a)	31,505,000	45,848
Genting Bhd	3,542,500	12,922
Hyatt Hotels Corp. Class A (a)	162,200	6,981
InterContinental Hotel Group PLC	1,979,100	40,542
InterContinental Hotel Group PLC ADR	714,100	14,803
Las Vegas Sands Corp. (a)	4,797,300	202,542
Little Sheep Group Ltd.	31,302,000	20,805
Marriott International, Inc. Class A	2,397,100	85,289
McDonald's Corp.	22,887,570	1,741,515
Sands China Ltd. (a)	26,252,000	58,588
Starbucks Corp.	13,068,900	482,896
Tim Hortons, Inc. (Canada)	12,007,932	544,487
Wynn Macau Ltd.	3,900,800	10,882
Wynn Resorts Ltd.	644,700	82,038
Yum! Brands, Inc.	159,900	8,216
		4,196,174
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.1%
iRobot Corp. (a)	456,523	$ 15,015
Tempur-Pedic International, Inc. (a)	1,592,929	80,698
		95,713
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	5,601,808	1,009,054
ASOS PLC (a)(d)	403,700	11,057
Liberty Media Corp. Interactive Series A (a)	898,555	14,413
Ocado Group PLC (a)	19,785,281	72,339
Priceline.com, Inc. (a)	1,154,500	584,685
		1,691,548
Media - 4.1%
DIRECTV (a)	6,063,433	283,769
Discovery Communications, Inc. (a)(e)	13,817,505	551,318
DreamWorks Animation SKG, Inc. Class A (a)	474,000	13,239
Legend Pictures Holdings LLC (g)	27,800	20,850
Liberty Global, Inc. Class A (a)(d)	222,100	9,197
Liberty Media Corp.:
Capital Series A (a)	780,838	57,524
Starz Series A (a)	869,711	67,490
Naspers Ltd. Class N	2,420,200	130,223
ReachLocal, Inc.	483,229	9,665
Scripps Networks Interactive, Inc. Class A	4,955,152	248,204
The Walt Disney Co.	41,173,719	1,774,176
The Weinstein Co. Holdings, LLC Class A-1 (a)(g)	41,234	15,463
Virgin Media, Inc.	1,070,700	29,755
		3,210,873
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)(e)	8,772,100	487,027
Dollarama, Inc. (a)	1,471,150	45,089
Dollarama, Inc. (a)(f)	1,194,200	36,601
Marisa Lojas SA	277,900	4,330
		573,047
Specialty Retail - 2.1%
AutoZone, Inc. (a)	208,200	56,955
Bed Bath & Beyond, Inc. (a)	2,960,300	142,894
O'Reilly Automotive, Inc. (a)	1,319,500	75,818
Ross Stores, Inc.	4,087,094	290,674
Sally Beauty Holdings, Inc. (a)	1,005,809	14,091
Tiffany & Co., Inc.	135,000	8,294
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc. (e)	20,482,062	$ 1,018,573
Tractor Supply Co.	241,700	14,468
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,283,160	61,758
		1,683,525
Textiles, Apparel & Luxury Goods - 1.6%
Burberry Group PLC	4,999,300	94,118
Coach, Inc.	805,122	41,899
Deckers Outdoor Corp. (a)	237,672	20,475
NIKE, Inc. Class B	11,971,500	906,243
Polo Ralph Lauren Corp. Class A	1,228,000	151,842
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	581,000	39,537
		1,254,114
TOTAL CONSUMER DISCRETIONARY		13,483,499
CONSUMER STAPLES - 5.3%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	1,078,195	61,446
Boston Beer Co., Inc. Class A (a)	214,207	19,840
C&C Group PLC	187,942	849
Dr Pepper Snapple Group, Inc.	1,310,500	48,698
The Coca-Cola Co.	25,066,991	1,663,195
		1,794,028
Food & Staples Retailing - 0.5%
Bim Birlesik Magazalar AS JSC	411,000	13,835
China Resources Enterprise Ltd.	7,222,000	29,339
Costco Wholesale Corp.	3,088,323	226,436
Droga Raia SA	1,673,400	26,136
Shoprite Holdings Ltd.	540,200	8,286
Wal-Mart de Mexico SA de CV Series V	18,506,300	55,424
Whole Foods Market, Inc.	633,400	41,741
		401,197
Food Products - 0.7%
Diamond Foods, Inc. (d)(e)	1,417,933	79,121
Green Mountain Coffee Roasters, Inc. (a)	1,462,600	94,499
Kraft Foods, Inc. Class A	238,700	7,486
Mead Johnson Nutrition Co. Class A	93,000	5,387
Nestle SA	1,614,323	92,536
Shenguan Holdings Group Ltd.	11,806,000	13,812
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Tingyi (Cayman Islands) Holding Corp.	9,888,000	$ 24,178
TreeHouse Foods, Inc. (a)(e)	3,408,796	193,858
Want Want China Holdings Ltd.	86,304,000	67,791
		578,668
Household Products - 1.2%
Colgate-Palmolive Co.	8,298,811	670,212
Procter & Gamble Co.	4,046,519	249,266
		919,478
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	4,315,300	415,822
Nu Skin Enterprises, Inc. Class A	1,994,910	57,354
		473,176
TOTAL CONSUMER STAPLES		4,166,547
ENERGY - 7.9%
Energy Equipment & Services - 1.1%
Carbo Ceramics, Inc.	70,000	9,878
FMC Technologies, Inc. (a)	429,500	40,579
Halliburton Co.	1,355,800	67,573
Schlumberger Ltd.	7,786,800	726,197
Seadrill Ltd.	1,139,000	41,179
		885,406
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	7,067,187	578,944
Apache Corp.	1,718,669	225,008
BG Group PLC	3,440,867	85,581
Birchcliff Energy Ltd. (a)(e)	8,465,100	106,152
Canadian Natural Resources Ltd.	6,275,712	310,258
Chesapeake Energy Corp.	976,900	32,746
Cimarex Energy Co.	655,700	75,563
Clean Energy Fuels Corp. (a)(d)	1,823,408	29,867
Concho Resources, Inc. (a)	4,578,739	491,299
Concho Resources, Inc. (a)(g)	626,220	67,193
Continental Resources, Inc. (a)(d)	2,304,400	164,695
Crescent Point Energy Corp. (d)	1,890,400	91,723
EnCana Corp.	395,148	13,663
EOG Resources, Inc.	3,016,257	357,457
Gran Tierra Energy, Inc. (a)	3,200,000	25,806
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Green Dragon Gas Ltd. (a)	24,700	$ 315
Gulfport Energy Corp. (a)	511,700	18,498
Ivanhoe Energy, Inc. (a)(d)	6,584,039	18,536
Ivanhoe Energy, Inc. (a)(f)	4,102,500	11,550
Newfield Exploration Co. (a)	105,000	7,981
Niko Resources Ltd.	239,400	22,960
Noble Energy, Inc. (e)	14,421,336	1,393,822
Northern Oil & Gas, Inc. (a)(d)	499,301	13,331
Oasis Petroleum, Inc. (a)	2,486,702	78,630
Occidental Petroleum Corp.	8,438,741	881,764
OGX Petroleo e Gas Participacoes SA (a)	1,342,200	16,154
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR	384,200	15,533
Petroplus Holdings AG	431,878	6,818
Range Resources Corp.	286,400	16,743
Southwestern Energy Co. (a)	553,100	23,767
TransAtlantic Petroleum Ltd. (a)(f)	4,894,651	15,143
Tullow Oil PLC	1,092,100	25,359
Whiting Petroleum Corp. (a)	2,286,428	167,938
Williams Companies, Inc.	564,600	17,604
		5,408,401
TOTAL ENERGY		6,293,807
FINANCIALS - 10.9%
Capital Markets - 0.8%
Apollo Global Management LLC Class A	411,300	7,403
Bank of New York Mellon Corp.	238,300	7,118
BlackRock, Inc. Class A	1,761,800	354,139
Charles Schwab Corp.	4,038,675	72,817
Franklin Resources, Inc.	120,300	15,047
Morgan Stanley	2,436,000	66,552
T. Rowe Price Group, Inc.	1,818,196	120,765
		643,841
Commercial Banks - 3.6%
Banco ABC Brasil SA	687,629	5,223
Banco Bradesco SA (PN) sponsored ADR	2,640,800	54,797
Banco do Brasil SA	1,219,300	22,069
Banco Macro SA sponsored ADR	215,622	8,631
Bank of Baroda	183,742	4,184
City National Corp.	77,538	4,424
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
HDFC Bank Ltd. sponsored ADR	252,200	$ 42,859
Itau Unibanco Banco Multiplo SA:
ADR (a)(f)	13,671,700	328,804
sponsored ADR	1,608,470	38,684
M&T Bank Corp.	956,500	84,622
Metro Bank PLC Class A (a)(e)(g)	1,658,250	23,933
PNC Financial Services Group, Inc.	1,250,900	78,794
PT Bank Central Asia Tbk	47,479,000	37,896
Royal Bank of Canada	395,000	24,436
Standard Chartered PLC (United Kingdom)	7,364,797	190,971
State Bank of India	325,228	20,190
The Toronto-Dominion Bank (d)	192,900	17,068
U.S. Bancorp, Delaware	1,716,900	45,378
Wells Fargo & Co.	57,536,615	1,823,911
		2,856,874
Consumer Finance - 0.0%
American Express Co.	140,700	6,360
Credit Acceptance Corp. (a)	192,483	13,659
		20,019
Diversified Financial Services - 1.7%
Citigroup, Inc. (a)	182,628,500	807,218
ING Groep NV (Certificaten Van Aandelen) unit (a)	3,200,000	40,604
JPMorgan Chase & Co.	11,356,329	523,527
MSCI, Inc. Class A (a)	552,967	20,360
		1,391,709
Insurance - 4.5%
ACE Ltd.	130,000	8,411
Admiral Group PLC	7,156,659	178,344
AIA Group Ltd.	16,058,800	49,444
Berkshire Hathaway, Inc. Class A (a)	20,551	2,575,040
Fairfax Financial Holdings Ltd. (sub. vtg.)	195,422	73,860
MetLife, Inc.	4,703,200	210,374
Prudential Financial, Inc.	1,631,400	100,462
The Chubb Corp.	4,784,300	293,325
The Travelers Companies, Inc.	790,115	46,996
		3,536,256
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
Equity Residential (SBI)	150,000	$ 8,462
Simon Property Group, Inc.	51,020	5,467
		13,929
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	9,248,000	96,295
CB Richard Ellis Group, Inc. Class A (a)	868,700	23,194
Jones Lang LaSalle, Inc.	79,800	7,959
		127,448
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	2,367,800	67,980
TOTAL FINANCIALS		8,658,056
HEALTH CARE - 8.3%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	1,640,480	161,883
ARIAD Pharmaceuticals, Inc. (a)	394,923	2,970
AVEO Pharmaceuticals, Inc.	752,970	10,082
Biogen Idec, Inc. (a)	3,347,200	245,651
BioMarin Pharmaceutical, Inc. (a)	671,560	16,876
Celgene Corp. (a)	690,104	39,702
Gilead Sciences, Inc. (a)	21,853,597	927,467
Human Genome Sciences, Inc. (a)	1,906,896	52,344
Incyte Corp. (a)(d)	3,129,900	49,609
Pharmasset, Inc. (a)	187,200	14,735
Targacept, Inc. (a)(e)	1,583,129	42,095
Theravance, Inc. (a)	550,000	13,321
United Therapeutics Corp. (a)	1,390,710	93,205
Vertex Pharmaceuticals, Inc. (a)	365,800	17,533
		1,687,473
Health Care Equipment & Supplies - 1.0%
C. R. Bard, Inc.	408,040	40,522
Cyberonics, Inc. (a)	1,329,030	42,276
Edwards Lifesciences Corp. (a)	2,756,058	239,777
Gen-Probe, Inc. (a)	583,605	38,722
Hill-Rom Holdings, Inc. (e)	4,406,338	167,353
ICU Medical, Inc. (a)	200,000	8,756
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	21,208,000	60,527
St. Jude Medical, Inc.	1,650,900	84,625
superDimension Ltd. warrants 6/16/20 (a)	12,142	0
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Varian Medical Systems, Inc. (a)	1,185,100	$ 80,160
Volcano Corp. (a)	410,715	10,514
		773,232
Health Care Providers & Services - 0.8%
Accretive Health, Inc.	298,730	8,293
Diagnosticos da America SA	1,125,000	14,470
Express Scripts, Inc. (a)	999,700	55,593
HealthSouth Corp. (a)	345,000	8,618
HMS Holdings Corp. (a)	743,700	60,872
IPC The Hospitalist Co., Inc. (a)	41,142	1,868
Laboratory Corp. of America Holdings (a)	90,000	8,292
Medco Health Solutions, Inc. (a)	4,182,202	234,872
UnitedHealth Group, Inc.	4,552,600	205,778
Wellcare Health Plans, Inc. (a)	238,200	9,992
		608,648
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	691,169	14,508
Cerner Corp. (a)	2,459,487	273,495
Quality Systems, Inc. (d)(e)	1,925,685	160,487
		448,490
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc. (a)	3,790,505	169,739
Fluidigm Corp. (g)	1,027,385	13,232
Mettler-Toledo International, Inc. (a)(e)	3,234,000	556,248
Waters Corp. (a)	3,029,357	263,251
		1,002,470
Pharmaceuticals - 2.5%
Abbott Laboratories	7,259,755	356,091
AstraZeneca PLC (United Kingdom)	3,846,281	176,642
Bayer AG	397,375	30,759
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	1,117,500	41,683
Forest Laboratories, Inc. (a)	533,300	17,226
Lupin Ltd.	1,450,000	13,563
MAP Pharmaceuticals, Inc. (a)	775,598	10,695
Novartis AG sponsored ADR (d)	233,900	12,712
Novo Nordisk AS Series B	3,764,955	472,633
Perrigo Co.	2,492,000	198,164
Pfizer, Inc.	2,039,700	41,426
Piramal Healthcare Ltd.	35,231	330
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC	5,740,600	$ 166,572
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,843,600	142,663
Valeant Pharmaceuticals International, Inc. (Canada)	6,366,377	317,761
ViroPharma, Inc. (a)	430,000	8,557
Warner Chilcott PLC	537,826	12,521
		2,019,998
TOTAL HEALTH CARE		6,540,311
INDUSTRIALS - 6.7%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	448,003	15,667
GeoEye, Inc. (a)	325,047	13,515
Goodrich Corp.	180,000	15,395
TransDigm Group, Inc. (a)	228,600	19,164
United Technologies Corp.	1,008,500	85,370
		149,111
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	5,118,025	379,399
Expeditors International of Washington, Inc.	1,130,600	56,688
		436,087
Airlines - 0.0%
Southwest Airlines Co.	650,000	8,210
Building Products - 0.0%
Armstrong World Industries, Inc.	185,000	8,560
Commercial Services & Supplies - 0.5%
Edenred (a)	1,964,281	59,258
Stericycle, Inc. (a)	2,998,408	265,869
Swisher Hygiene, Inc. (a)(d)	443,600	2,713
Swisher Hygiene, Inc. (a)(g)	6,357,060	35,158
Waste Connections, Inc.	1,835,096	52,832
		415,830
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	447,679	23,024
Electrical Equipment - 0.9%
American Superconductor Corp. (a)(d)	344,013	8,556
Cooper Industries PLC Class A	3,323,741	215,711
Emerson Electric Co.	640,600	37,430
GrafTech International Ltd. (a)	940,187	19,396
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
II-VI, Inc. (a)	197,498	$ 9,826
Polypore International, Inc. (a)(e)	2,438,221	140,393
Rockwell Automation, Inc.	831,300	78,683
Roper Industries, Inc.	1,517,600	131,212
Sensata Technologies Holding BV	2,123,100	73,735
		714,942
Industrial Conglomerates - 0.0%
3M Co.	252,200	23,581
Hutchison Whampoa Ltd.	673,000	7,968
		31,549
Machinery - 2.4%
AGCO Corp. (a)	342,900	18,849
Caterpillar, Inc.	1,980,100	220,484
China Automation Group Ltd.	38,382,000	29,803
Cummins, Inc.	2,191,253	240,205
Danaher Corp.	10,893,127	565,353
Deere & Co.	1,534,900	148,716
Donaldson Co., Inc.	276,097	16,922
Dover Corp.	1,584,100	104,139
Gardner Denver, Inc.	110,000	8,583
Komatsu Ltd.	1,863,900	63,314
Nordson Corp.	1,229,504	141,467
PACCAR, Inc.	2,946,541	154,251
Pall Corp.	2,107,300	121,402
Rotork PLC	272,800	7,638
Tata Motors Ltd. sponsored ADR	1,150,200	31,964
Timken Co.	208,068	10,882
WABCO Holdings, Inc. (a)	125,000	7,705
		1,891,677
Professional Services - 0.2%
IHS, Inc. Class A (a)	1,047,099	92,930
Nielsen Holdings B.V. (a)	1,658,400	45,291
Robert Half International, Inc.	603,145	18,456
		156,677
Road & Rail - 1.6%
Canadian National Railway Co. (d)	5,058,300	381,576
CSX Corp.	4,766,400	374,639
Localiza Rent A Car SA	2,909,200	46,685
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	692,000	$ 47,935
Union Pacific Corp.	4,228,554	415,794
		1,266,629
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A (a)(f)	1,624,500	34,115
Mills Estruturas e Servicos de Engenharia SA	1,028,700	11,310
Noble Group Ltd.	38,490,000	65,346
W.W. Grainger, Inc.	870,500	119,850
		230,621
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	67,300	67
TOTAL INDUSTRIALS		5,332,984
INFORMATION TECHNOLOGY - 32.3%
Communications Equipment - 2.1%
Acme Packet, Inc. (a)	2,358,848	167,384
ADTRAN, Inc.	826,300	35,085
Aruba Networks, Inc. (a)	3,264,289	110,464
Calix Networks, Inc. (a)	408,778	8,302
F5 Networks, Inc. (a)	2,646,524	271,454
HTC Corp.	9,032,650	353,258
Juniper Networks, Inc. (a)	5,303,689	223,179
QUALCOMM, Inc.	5,788,443	317,380
Riverbed Technology, Inc. (a)	3,888,766	146,412
		1,632,918
Computers & Peripherals - 8.3%
Apple, Inc. (a)	15,903,747	5,541,655
EMC Corp. (a)	18,587,900	493,509
NetApp, Inc. (a)	10,731,885	517,062
		6,552,226
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A (e)	10,938,172	594,927
E Ink Holdings, Inc. GDR (a)(f)	471,100	7,618
IPG Photonics Corp. (a)	1,174,141	67,724
National Instruments Corp.	1,260,145	41,295
Universal Display Corp. (a)	250,000	13,760
		725,324
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 6.7%
Baidu.com, Inc. sponsored ADR (a)	2,507,000	$ 345,490
Constant Contact, Inc. (a)(d)(e)	1,854,870	64,735
Demand Media, Inc. (d)	862,610	20,314
eBay, Inc. (a)	13,631,111	423,110
Facebook, Inc. Class B (a)(e)	2,967,734	74,193
Google, Inc. Class A (a)	6,465,448	3,790,110
IntraLinks Holdings, Inc.	1,211,035	32,383
LivePerson, Inc. (a)	2,505,908	31,675
LogMeIn, Inc. (a)(d)	1,115,303	47,021
Mercadolibre, Inc. (d)	1,277,624	104,292
Open Text Corp. (a)	239,500	14,878
OpenTable, Inc. (a)	43,236	4,598
QuinStreet, Inc. (a)	80,984	1,841
Sohu.com, Inc. (a)	95,000	8,489
Tencent Holdings Ltd.	11,014,500	268,332
Terremark Worldwide, Inc. (a)	142,494	2,707
Velti PLC (a)	1,588,476	19,999
WebMD Health Corp. (a)	1,230,204	65,717
		5,319,884
IT Services - 2.5%
Accenture PLC Class A	9,757,100	536,348
Alliance Data Systems Corp. (a)	126,700	10,882
Cognizant Technology Solutions Corp. Class A (a)	4,860,422	395,638
Fidelity National Information Services, Inc.	3,615,558	118,193
Fiserv, Inc. (a)	1,107,000	69,431
iGate Corp.	792,383	14,873
International Business Machines Corp.	1,192,714	194,496
ServiceSource International, Inc.	1,433,039	17,454
VeriFone Systems, Inc. (a)	1,102,800	60,599
Visa, Inc. Class A	8,166,593	601,225
		2,019,139
Semiconductors & Semiconductor Equipment - 6.7%
Altera Corp. (e)	18,600,700	818,803
Analog Devices, Inc.	4,416,400	173,918
ARM Holdings PLC sponsored ADR (d)	10,175,900	286,655
ASML Holding NV	4,226,800	188,093
Atheros Communications, Inc. (a)	1,309,399	58,465
Atmel Corp. (a)	10,958,200	149,360
Avago Technologies Ltd.	9,527,590	296,308
Broadcom Corp. Class A	13,692,800	539,222
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cavium Networks, Inc. (a)(e)	2,838,916	$ 127,552
Cirrus Logic, Inc. (a)(e)	4,950,442	104,108
Cymer, Inc. (a)	963,057	54,490
GT Solar International, Inc. (a)	1,743,000	18,580
Hittite Microwave Corp. (a)	331,755	21,156
Inphi Corp.	360,000	7,564
KLA-Tencor Corp.	31,800	1,506
Linear Technology Corp.	5,591,200	188,032
Marvell Technology Group Ltd. (a)	15,816,514	245,947
Maxim Integrated Products, Inc.	3,738,300	95,700
Micrel, Inc. (d)(e)	6,246,986	84,209
Microchip Technology, Inc. (d)	650,800	24,737
Netlogic Microsystems, Inc. (a)	2,854,830	119,960
Novellus Systems, Inc. (a)	1,951,000	72,441
NVIDIA Corp. (a)	10,863,256	200,536
NXP Semiconductors NV	1,200,000	36,000
Omnivision Technologies, Inc. (a)	1,214,405	43,148
Samsung Electronics Co. Ltd.	825,260	701,452
Semtech Corp. (a)	512,029	12,811
Skyworks Solutions, Inc. (a)(e)	12,033,389	390,122
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,838,480	71,113
Texas Instruments, Inc.	1,081,800	37,387
TriQuint Semiconductor, Inc. (a)	6,628,566	85,575
Xilinx, Inc.	1,000,200	32,807
		5,287,757
Software - 5.1%
ANSYS, Inc. (a)	658,283	35,672
BMC Software, Inc. (a)	6,347,847	315,742
Check Point Software Technologies Ltd. (a)	7,136,800	364,334
Citrix Systems, Inc. (a)	5,961,700	437,946
Concur Technologies, Inc. (a)	152,300	8,445
Fortinet, Inc. (a)	1,348,958	59,354
Informatica Corp. (a)(e)	4,844,957	253,052
Intuit, Inc. (a)	4,738,000	251,588
NetSuite, Inc. (a)(d)	866,746	25,205
Oracle Corp.	34,227,144	1,142,160
QLIK Technologies, Inc.	867,600	22,558
RealPage, Inc.	1,620,930	44,948
Red Hat, Inc. (a)	1,951,425	88,575
Rovi Corp. (a)	4,604,264	247,019
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	3,906,235	$ 521,795
SAP AG sponsored ADR (d)	131,600	8,075
Solera Holdings, Inc.	1,499,188	76,609
SuccessFactors, Inc. (a)	576,544	22,537
TIBCO Software, Inc. (a)	3,461,700	94,331
Trion World Network, Inc. warrants 8/10/17 (a)(g)	124,282	0*
VMware, Inc. Class A (a)	466,700	38,055
		4,058,000
TOTAL INFORMATION TECHNOLOGY		25,595,248
MATERIALS - 6.7%
Chemicals - 0.5%
Celanese Corp. Class A	200,000	8,874
CF Industries Holdings, Inc.	149,259	20,417
Ecolab, Inc.	1,179,263	60,166
Huabao International Holdings Ltd.	66,241,000	101,849
LyondellBasell Industries NV Class A (a)	200,000	7,910
Nalco Holding Co.	372,600	10,176
PPG Industries, Inc.	919,900	87,584
Praxair, Inc.	191,600	19,467
Sherwin-Williams Co.	100,000	8,399
The Mosaic Co.	268,200	21,121
Valspar Corp.	640,000	25,024
		370,987
Containers & Packaging - 0.1%
Ball Corp.	1,091,451	39,129
Crown Holdings, Inc. (a)	867,800	33,480
Rock-Tenn Co. Class A	589,800	40,903
		113,512
Metals & Mining - 6.1%
Alamos Gold, Inc.	140,900	2,229
Allied Nevada Gold Corp. (Canada) (a)	2,080,600	73,938
Anglo American PLC (United Kingdom)	2,535,700	130,405
AngloGold Ashanti Ltd. sponsored ADR	5,905,158	283,152
Aurizon Mines Ltd. (a)	4,362,800	30,684
B2Gold Corp. (a)(e)	26,896,442	82,656
B2Gold Corp. (a)(e)(f)	5,850,000	17,978
BHP Billiton Ltd. sponsored ADR (d)	748,700	71,785
Canaco Resources, Inc. (a)	1,461,600	7,732
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Canaco Resources, Inc. (a)(f)	4,674,900	$ 24,732
Dalradian Resources, Inc. (a)	2,512,800	5,934
Eldorado Gold Corp.	21,460,688	349,895
Extorre Gold Mines Ltd. (a)	60,000	356
First Quantum Minerals Ltd.	286,600	37,069
Franco-Nevada Corp. (e)	9,381,200	344,309
Franco-Nevada Corp. (e)(f)	695,100	25,512
Franco-Nevada Corp. warrants 6/16/17 (a)(e)(f)	347,550	2,222
Freeport-McMoRan Copper & Gold, Inc.	4,369,100	242,704
Fronteer Gold, Inc. (a)	1,957,190	29,589
Goldcorp, Inc.	12,865,783	641,365
Intrepid Mines Ltd. (Australia) (a)	4,117,631	8,730
Ivanhoe Australia Ltd. (a)	1,090,125	3,754
Ivanhoe Mines Ltd. (a)(d)	23,517,540	644,871
Kinross Gold Corp.	10,378,027	163,531
Kinross Gold Corp. warrants 9/17/14 (a)	1,155,458	3,217
Kirkland Lake Gold, Inc. (a)	550,000	7,674
Medusa Mining Ltd. (e)	11,331,785	82,039
Molycorp, Inc. (d)	283,000	16,986
New Gold, Inc. (a)	9,632,011	113,335
Newcrest Mining Ltd.	19,666,198	809,929
Osisko Mining Corp. (a)	4,327,800	62,304
Premier Gold Mines Ltd. (a)	1,156,600	8,576
Rainy River Resources Ltd. (a)	1,107,800	12,110
Randgold Resources Ltd. sponsored ADR	2,837,648	231,382
Romarco Minerals, Inc. (a)	4,611,500	10,557
San Gold Corp. (a)	7,993,700	21,103
Tahoe Resources, Inc. (f)	5,816,500	117,566
Teck Resources Ltd. Class B (sub. vtg.)	912,500	48,359
US Gold Corp. (a)	2,512,600	22,186
Walter Energy, Inc.	220,800	29,903
		4,822,358
TOTAL MATERIALS		5,306,857
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
China Unicom (Hong Kong) Ltd. sponsored ADR	651,851	10,821
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	4,297,600	222,702
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA sponsored ADR (non-vtg.)	337,362	$ 14,726
Vivo Participacoes SA sponsored ADR	2,182,600	88,133
		325,561
TOTAL TELECOMMUNICATION SERVICES		336,382
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	24,945,630	61,323
TOTAL COMMON STOCKS (Cost $47,833,997)		75,775,014
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Groupon, Inc. (a)	2,625,879	82,952
Media - 0.1%
Zynga Game Network, Inc. (a)(g)	2,931,190	82,244
TOTAL CONSUMER DISCRETIONARY		165,196
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ning, Inc. Series D 8.00% (a)(g)	4,021,166	23,705
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd.:
Series D, 6.00% (a)(g)	698,064	14,960
Series E, 6.00% (a)(g)	48,567	1,041
		16,001
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(g)	410,013	2,001
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(g)	3,950,196	$ 16,907
Series C-1, 8.00% (a)(g)	310,705	1,330
		18,237
TOTAL INFORMATION TECHNOLOGY		20,238
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $237,662)		225,140
Nonconvertible Bonds - 0.0%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19 (f) (Cost $1,000)	$ 1,000	981
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	3,203,083,843	3,203,084
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	442,019,603	442,020
TOTAL MONEY MARKET FUNDS (Cost $3,645,104)		3,645,104
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $51,717,763)		79,646,239
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(397,050)
NET ASSETS - 100%		$ 79,249,189
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $622,822,000 or 0.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $318,017,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	7/20/10	$ 28,368
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
Fluidigm Corp.	10/9/07 - 1/6/11	$ 18,170
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures Holdings LLC	9/23/10	$ 20,850
Metro Bank PLC Class A	12/8/09 - 12/1/10	$ 21,310
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
superDimension Ltd. Series D, 6.00%	2/27/08 - 5/22/08	$ 14,960
superDimension Ltd. Series E, 6.00%	6/15/10	$ 1,041
Swisher Hygiene, Inc.	3/22/11	$ 31,785
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 1,706
Zynga Game Network, Inc.	2/18/11	$ 82,244
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 1,245
Fidelity Securities Lending Cash Central Fund	1,069
Total	$ 2,314
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Altera Corp.	$ 634,370	$ 31,602	$ -	$ 1,094	$ 818,803
Amphenol Corp. Class A	550,918	27,760	-	164	594,927
B2Gold Corp.	74,594	13,161	-	-	100,634
Birchcliff Energy Ltd.	80,976	-	-	-	106,152
Cavium Networks, Inc.	100,452	15,645	7,070	-	127,552
Chipotle Mexican Grill, Inc.	631,915	-	-	-	809,342
Cirrus Logic, Inc.	66,844	16,478	-	-	104,108
Constant Contact, Inc.	57,482	-	-	-	64,735
Diamond Foods, Inc.	74,649	771	-	63	79,121
Discovery Communications, Inc.	559,889	15,471	-	-	551,318
Dollar Tree, Inc.	508,287	7,783	24,637	-	487,027
Facebook, Inc. Class B	-	74,193	-	-	74,193
Franco-Nevada Corp.	331,629	7,747	-	638	372,043
Hill-Rom Holdings, Inc.	127,108	46,112	-	411	167,353
Informatica Corp.	207,780	13,247	7,475	-	253,052
J. Crew Group, Inc.	275,365	-	277,661	-	-
Medusa Mining Ltd.	48,539	28,115	-	447	82,039
Metro Bank PLC Class A	23,284	-	-	-	23,933
Mettler-Toledo International, Inc.	489,149	7,138	7,903	-	556,248
Micrel, Inc.	81,148	-	-	219	84,209
Noble Energy, Inc.	1,143,438	103,253	-	2,455	1,393,822
Polypore International, Inc.	95,480	5,263	-	-	140,393
Affiliates (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Quality Systems, Inc.	$ 133,299	$ 1,326	$ -	$ 674	$ 160,487
Skyworks Solutions, Inc.	358,487	-	15,689	-	390,122
Targacept, Inc.	41,953	-	-	-	42,095
Tim Hortons, Inc.	480,467	7,572	-	-	-
TJX Companies, Inc.	909,199	-	-	3,072	1,018,573
TreeHouse Foods, Inc.	174,155	-	-	-	193,858
Total	$ 8,260,856	$ 430,279	$ 340,435	$ 11,022	$ 8,796,139
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,648,695	$ 13,406,644	$ 40,542	$ 201,509
Consumer Staples	4,166,547	4,105,101	61,446	-
Energy	6,293,807	6,293,807	-	-
Financials	8,681,761	8,589,335	44,788	47,638
Health Care	6,556,312	5,711,232	829,079	16,001
Industrials	5,332,984	5,263,711	35,158	34,115
Information Technology	25,615,486	25,521,055	-	94,431
Materials	5,306,857	5,306,857	-	-
Telecommunication Services	336,382	336,382	-	-
Utilities	61,323	61,323	-	-
Corporate Bonds	981	-	981	-
Money Market Funds	3,645,104	3,645,104	-	-
Total Investments in Securities:	$ 79,646,239	$ 78,240,551	$ 1,011,994	$ 393,694
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 162,291
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,461
Cost of Purchases	157,478
Proceeds of Sales	(10,488)
Amortization/Accretion	-
Transfers in to Level 3	82,952
Transfers out of Level 3	-
Ending Balance	$ 393,694
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 1,461

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $52,430,745,000. Net unrealized appreciation aggregated $27,215,494,000, of which $27,542,557,000 related to appreciated investment securities and $327,063,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011